Consolidated Schedule of Investments
January 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–28.39%
U.S. Treasury Floating Rate Notes–28.39%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(a)	5.20%	04/30/2024	$ 128,300	$ 128,253,873
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(a)	5.32%	07/31/2024	134,000	133,941,284
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.48%	01/31/2025	15,500	15,505,035
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.52%	01/31/2026	102,100	102,165,180
Total U.S. Treasury Securities (Cost $379,901,165)				379,865,372
		Expiration Date
Commodity-Linked Securities–4.17%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index)(b)(c)		07/08/2024	12,000	11,365,874
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada), Series 2(b)(c)		06/07/2024	13,200	12,921,193
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		06/07/2024	12,300	9,783,065
RBC Capital Markets LLC, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index) (Canada)(b)(c)		06/07/2024	22,700	21,749,644
Total Commodity-Linked Securities (Cost $60,200,000)				55,819,776
			Shares
Money Market Funds–57.55%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)			208,587,911	208,587,911
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)			30,617,539	30,635,910
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.46%(d)(e)			106,171,806	106,171,806
Invesco Treasury Obligations Portfolio, Institutional Class, 5.17%(d)(e)			375,500,000	375,500,000
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)			48,985,041	48,985,041
Total Money Market Funds (Cost $769,868,637)				769,880,668
Options Purchased–0.60%
(Cost $16,869,385)(f)				7,984,323
TOTAL INVESTMENTS IN SECURITIES–90.71% (Cost $1,226,839,187)				1,213,550,139
OTHER ASSETS LESS LIABILITIES–9.29%				124,287,034
NET ASSETS–100.00%				$1,337,837,173
Investment Abbreviations:
EMTN	– European Medium-Term Notes
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $55,819,776, which represented 4.17% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$211,036,608	$51,562,941	$(54,011,638)	$-	$-	$208,587,911	$2,853,707
Invesco Liquid Assets Portfolio, Institutional Class	32,374,098	36,830,672	(38,579,742)	6,141	4,741	30,635,910	458,153
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	113,019,570	95,813,625	(102,661,389)	-	-	106,171,806	1,568,143
Invesco Treasury Obligations Portfolio, Institutional Class	375,500,000	-	-	-	-	375,500,000	4,870,405
Invesco Treasury Portfolio, Institutional Class	51,783,553	58,929,076	(61,727,588)	-	-	48,985,041	706,594
Total	$783,713,829	$243,136,314	$(256,980,357)	$6,141	$4,741	$769,880,668	$10,457,002

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
EURO STOXX 50 Index	Put	05/17/2024	95	EUR	4,200.00	EUR	3,990,000	$35,933
EURO STOXX 50 Index	Put	06/21/2024	95	EUR	4,250.00	EUR	4,037,500	58,520
EURO STOXX 50 Index	Put	07/19/2024	95	EUR	4,300.00	EUR	4,085,000	78,848
EURO STOXX 50 Index	Put	10/18/2024	95	EUR	4,100.00	EUR	3,895,000	80,593
EURO STOXX 50 Index	Put	11/15/2024	95	EUR	4,000.00	EUR	3,800,000	76,384
EURO STOXX 50 Index	Put	12/20/2024	95	EUR	4,350.00	EUR	4,132,500	157,901
EURO STOXX 50 Index	Put	01/17/2025	95	EUR	4,400.00	EUR	4,180,000	179,769
EURO STOXX 50 Index	Put	02/16/2024	95	EUR	4,100.00	EUR	3,895,000	1,335
EURO STOXX 50 Index	Put	03/15/2024	95	EUR	4,150.00	EUR	3,942,500	8,111
EURO STOXX 50 Index	Put	04/19/2024	95	EUR	4,200.00	EUR	3,990,000	21,663
EURO STOXX 50 Index	Put	08/16/2024	95	EUR	4,400.00	EUR	4,180,000	113,036
EURO STOXX 50 Index	Put	09/20/2024	95	EUR	4,200.00	EUR	3,990,000	85,829
FTSE 100 Index	Put	05/17/2024	50	GBP	7,800.00	GBP	3,900,000	163,165
FTSE 100 Index	Put	06/21/2024	50	GBP	7,575.00	GBP	3,787,500	111,839
FTSE 100 Index	Put	07/19/2024	50	GBP	7,575.00	GBP	3,787,500	119,443
FTSE 100 Index	Put	09/20/2024	50	GBP	7,500.00	GBP	3,750,000	135,284
FTSE 100 Index	Put	10/18/2024	50	GBP	7,500.00	GBP	3,750,000	142,888
FTSE 100 Index	Put	11/15/2024	50	GBP	7,275.00	GBP	3,637,500	110,572
FTSE 100 Index	Put	12/20/2024	50	GBP	7,450.00	GBP	3,725,000	161,581
FTSE 100 Index	Put	01/17/2025	50	GBP	7,625.00	GBP	3,812,500	199,600
FTSE 100 Index	Put	02/16/2024	50	GBP	7,650.00	GBP	3,825,000	41,187
FTSE 100 Index	Put	03/15/2024	50	GBP	7,800.00	GBP	3,900,000	134,968
FTSE 100 Index	Put	04/19/2024	50	GBP	7,575.00	GBP	3,787,500	76,672
FTSE 100 Index	Put	08/16/2024	50	GBP	7,500.00	GBP	3,750,000	116,908
MSCI Emerging Markets Index	Put	05/17/2024	67	USD	960.00	USD	6,432,000	161,470
MSCI Emerging Markets Index	Put	06/21/2024	67	USD	960.00	USD	6,432,000	195,305
MSCI Emerging Markets Index	Put	07/19/2024	67	USD	1,000.00	USD	6,700,000	347,730
MSCI Emerging Markets Index	Put	10/18/2024	67	USD	950.00	USD	6,365,000	265,320
MSCI Emerging Markets Index	Put	11/15/2024	67	USD	920.00	USD	6,164,000	230,145
MSCI Emerging Markets Index	Put	12/20/2024	68	USD	990.00	USD	6,732,000	418,880
MSCI Emerging Markets Index	Put	01/17/2025	68	USD	1,020.00	USD	6,936,000	573,920
MSCI Emerging Markets Index	Put	03/15/2024	67	USD	970.00	USD	6,499,000	114,235
MSCI Emerging Markets Index	Put	02/16/2024	67	USD	1,040.00	USD	6,968,000	403,675
MSCI Emerging Markets Index	Put	04/19/2024	67	USD	975.00	USD	6,532,500	170,515
MSCI Emerging Markets Index	Put	08/16/2024	67	USD	1,050.00	USD	7,035,000	563,805
MSCI Emerging Markets Index	Put	09/20/2024	67	USD	990.00	USD	6,633,000	355,100
Nikkei 225 Index	Put	03/08/2024	26	JPY	24,250.00	JPY	630,500,000	707
Nikkei 225 Index	Put	06/14/2024	26	JPY	28,250.00	JPY	734,500,000	18,549
Nikkei 225 Index	Put	06/14/2024	26	JPY	29,750.00	JPY	773,500,000	30,031
Nikkei 225 Index	Put	09/13/2024	26	JPY	32,250.00	JPY	838,500,000	133,374
Nikkei 225 Index	Put	09/13/2024	26	JPY	31,250.00	JPY	812,500,000	101,576
Nikkei 225 Index	Put	09/13/2024	26	JPY	32,000.00	JPY	832,000,000	124,541
Nikkei 225 Index	Put	12/13/2024	26	JPY	30,250.00	JPY	786,500,000	128,075
Nikkei 225 Index	Put	12/13/2024	26	JPY	31,750.00	JPY	825,500,000	179,304
Nikkei 225 Index	Put	12/13/2024	26	JPY	32,000.00	JPY	832,000,000	189,020
Nikkei 225 Index	Put	03/14/2025	26	JPY	32,000.00	JPY	832,000,000	243,783
Nikkei 225 Index	Put	03/08/2024	26	JPY	26,000.00	JPY	676,000,000	1,060
Nikkei 225 Index	Put	06/14/2024	26	JPY	27,000.00	JPY	702,000,000	12,719
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
S&P 500 Index	Put	04/19/2024	7	USD	4,150.00	USD	2,905,000	$8,295
S&P 500 Index	Put	05/17/2024	7	USD	4,200.00	USD	2,940,000	14,280
S&P 500 Index	Put	06/21/2024	7	USD	4,275.00	USD	2,992,500	23,940
S&P 500 Index	Put	07/19/2024	7	USD	4,525.00	USD	3,167,500	48,090
S&P 500 Index	Put	08/16/2024	7	USD	4,650.00	USD	3,255,000	71,155
S&P 500 Index	Put	09/20/2024	7	USD	4,600.00	USD	3,220,000	74,410
S&P 500 Index	Put	10/18/2024	7	USD	4,375.00	USD	3,062,500	57,435
S&P 500 Index	Put	11/15/2024	7	USD	4,275.00	USD	2,992,500	57,995
S&P 500 Index	Put	12/20/2024	7	USD	4,650.00	USD	3,255,000	109,830
S&P 500 Index	Put	01/17/2025	7	USD	4,800.00	USD	3,360,000	140,630
S&P 500 Index	Put	02/16/2024	7	USD	4,100.00	USD	2,870,000	875
S&P 500 Index	Put	03/15/2024	7	USD	4,000.00	USD	2,800,000	2,520
Total Index Options Purchased								$7,984,323

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	399	August-2024	$31,257,660	$1,036,809	$1,036,809
Gasoline Reformulated Blendstock Oxygenate Blending	479	February-2024	44,887,282	1,768,277	1,768,277
Low Sulphur Gas Oil	145	February-2024	12,397,500	1,531,844	1,531,844
New York Harbor Ultra-Low Sulfur Diesel	404	March-2024	46,158,050	256,673	256,673
WTI Crude	206	August-2024	15,285,200	590,020	590,020
Subtotal				5,183,623	5,183,623
Equity Risk
E-Mini Russell 2000 Index	1,155	March-2024	112,953,225	2,738,274	2,738,274
E-Mini S&P 500 Index	24	March-2024	5,844,600	252,476	252,476
EURO STOXX 50 Index	655	March-2024	33,021,606	609,609	609,609
FTSE 100 Index	395	March-2024	38,189,522	(367,165)	(367,165)
MSCI Emerging Markets Index	505	March-2024	24,765,200	(179,213)	(179,213)
Nikkei 225 Index	333	March-2024	82,288,422	6,834,581	6,834,581
Subtotal				9,888,562	9,888,562
Interest Rate Risk
Australia 10 Year Bonds	5,210	March-2024	396,926,466	7,655,655	7,655,655
Canada 10 Year Bonds	690	March-2024	62,443,602	(153,186)	(153,186)
Euro-Bund	2,248	March-2024	330,035,901	3,481,335	3,481,335
Japan 10 Year Bonds	373	March-2024	370,643,090	2,640,311	2,640,311
Long Gilt	743	March-2024	94,132,159	2,356,779	2,356,779
U.S. Treasury Long Bonds	15	March-2024	1,835,156	(26,287)	(26,287)
Subtotal				15,954,607	15,954,607
Total Futures Contracts				$31,026,792	$31,026,792

(a)	Futures contracts collateralized by $50,768,729 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27%	Monthly	64,000	February—2024	USD	6,489,779	$—	$178,317	$178,317
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Index	0.28	Monthly	62,000	February—2024	USD	9,602,616	—	449,680	449,680
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	46,500	February—2024	USD	10,507,586	—	176,965	176,965
Cargill, Inc.	Receive	Cargill Coffee Front Index	0.20	Monthly	35,200	July—2024	USD	6,305,612	—	439,722	439,722
Cargill, Inc.	Receive	Cargill Live Cattle Index	0.21	Monthly	26,000	November—2024	USD	2,501,710	—	124,628	124,628
Cargill, Inc.	Receive	Cargill Sugar Index	0.20	Monthly	35,500	February—2024	USD	16,857,182	—	1,833,447	1,833,447
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	86,800	February—2024	USD	32,853,106	—	2,102,253	2,102,253
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	136,500	October—2024	USD	18,722,012	—	236,595	236,595
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	14,000	February—2024	USD	699,124	—	11,381	11,381
Macquarie Bank Ltd.	Receive	Macquarie Soybean Meal A Excess Return Index	0.17	Monthly	37,500	February—2024	USD	14,807,977	—	417,536	417,536
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.12	Monthly	17,300	July—2024	USD	3,765,712	—	0	0
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	78,000	February—2024	USD	3,803,077	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	89,000	February—2024	USD	8,428,077	(2)	(2)	0
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	177,500	July—2024	USD	17,692,510	—	356,187	356,187
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	97,500	February—2024	USD	13,357,500	—	0	0
Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.18	Monthly	375,000	December—2024	USD	8,011,538	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.20	Monthly	121,500	February—2024	USD	23,425,358	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	69,000	February—2024	USD	9,024,669	—	0	0
Subtotal — Appreciation									(2)	6,326,709	6,326,711
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19%	Monthly	4,500	February—2024	USD	5,369,571	$—	$(40,514)	$(40,514)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	24,200	February—2024	USD	9,101,083	—	(36,498)	(36,498)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	38,500	February—2024	USD	4,673,665	—	(226,130)	(226,130)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Silver Index	0.00	Monthly	163,000	October—2024	USD	17,496,436	—	(357,557)	(357,557)
Cargill, Inc.	Receive	Cargill Soybean Oil Index	0.24	Monthly	57,000	February—2024	USD	9,481,910	—	(302,009)	(302,009)
Cargill, Inc.	Receive	Cargill Wheat Index	0.22	Monthly	14,000	December—2024	USD	701,579	—	(8,519)	(8,519)
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	33,500	February—2024	USD	15,224,926	—	(241,334)	(241,334)
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	76,500	February—2024	USD	9,500,787	—	(295,397)	(295,397)
Subtotal — Depreciation									—	(1,507,958)	(1,507,958)
Total — Total Return Swap Agreements									$(2)	$4,818,751	$4,818,753

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $868,919.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.010%	Monthly	7,900	March—2024	EUR	25,810,406	$—	$251,430	$251,430
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1 mo. EURIBOR - 0.320%	Monthly	6,300	July—2024	EUR	27,314,910	—	596,112	596,112
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR-0.325%	Monthly	337,114	February—2024	JPY	1,161,947,679	—	70,936	70,936
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR-0.330%	Monthly	201,344	February—2024	JPY	693,982,432	—	42,367	42,367
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR-0.185%	Monthly	491,012	February—2024	JPY	1,748,974,923	—	165,872	165,872
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR-0.195%	Monthly	311,519	February—2024	JPY	1,109,624,447	—	105,237	105,237
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.285%	Monthly	475,000	July—2024	JPY	1,621,816,250	—	204,517	204,517
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.170%	Monthly	1,607,469	July—2024	JPY	5,731,398,570	—	504,805	504,805
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	850	May—2024	GBP	4,479,704	$—	$13,818	$13,818
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.310%	Monthly	250	May—2024	GBP	1,317,560	—	4,064	4,064
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.525%	Monthly	4,200	June—2024	EUR	23,525,653	—	508,232	508,232
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR-0.160%	Monthly	170,000	February—2024	JPY	585,947,500	—	35,772	35,772
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR-0.260%	Monthly	1,141,542	June—2024	JPY	3,948,548,116	—	145,504	145,504
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR-0.280%	Monthly	75,000	June—2024	JPY	258,626,250	—	14,966	14,966
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.325%	Monthly	1,370	June—2024	GBP	9,299,985	—	203,406	203,406
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.575%	Monthly	400	June—2024	EUR	1,289,120	—	31,898	31,898
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR-0.300%	Monthly	120,000	June—2024	JPY	395,684,400	—	147,044	147,044
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.640%	Monthly	3,704	March—2024	USD	25,552,563	—	109,657	109,657
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.670%	Monthly	650	April—2024	USD	4,484,116	—	19,243	19,243
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.680%	Monthly	3,856	February—2024	USD	26,601,156	—	114,157	114,157
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.420%	Monthly	2,500	June—2024	USD	20,848,550	—	502,263	502,263
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.440%	Monthly	1,800	April—2024	USD	20,593,368	$—	$469,441	$469,441
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.415%	Monthly	2,950	June—2024	USD	20,079,086	—	315,892	315,892
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.240%	Monthly	3,280	May—2024	GBP	17,286,387	—	53,321	53,321
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.350%	Monthly	420	May—2024	GBP	2,213,501	—	6,828	6,828
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.320%	Monthly	990	April—2024	GBP	6,777,154	—	75,097	75,097
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.370%	Monthly	320	April—2024	GBP	2,190,595	—	24,274	24,274
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR + 0.015%	Monthly	500	March—2024	EUR	2,785,996	—	76,365	76,365
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.620%	Monthly	1,170	August—2024	USD	8,085,694	—	20,352	20,352
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.325%	Monthly	990	July—2024	GBP	6,757,285	—	200,554	200,554
Subtotal — Appreciation									—	5,033,424	5,033,424
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.640%	Monthly	2,500	March—2024	USD	4,798,525	$—	$(5,075)	$(5,075)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.315%	Monthly	59	May—2024	GBP	383,616	—	(1,855)	(1,855)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.330%	Monthly	450	February—2024	GBP	2,925,882	—	(14,144)	(14,144)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	9,904	February—2024	USD	19,009,837	—	(20,105)	(20,105)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.310%	Monthly	3,141	May—2024	GBP	20,422,656	—	(98,725)	(98,725)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.350%	Monthly	280	May—2024	GBP	1,820,549	—	(8,801)	(8,801)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.690%	Monthly	4,242	February—2024	USD	8,142,137	—	(8,611)	(8,611)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.690%	Monthly	6,782	March—2024	USD	13,017,439	—	(13,767)	(13,767)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	1,200	June—2024	USD	2,303,292	—	(2,436)	(2,436)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.590%	Monthly	4,091	April—2024	USD	7,852,306	—	(8,305)	(8,305)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	1,078	June—2024	USD	2,069,124	—	(2,188)	(2,188)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.610%	Monthly	4,403	May—2024	USD	8,451,162	—	(8,938)	(8,938)
Subtotal — Depreciation									—	(192,950)	(192,950)
Total — Total Return Swap Agreements									$—	$4,840,474	$4,840,474

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $868,919.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index
	Long Futures Contracts
	Aluminum	100%
Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index
	Long Futures Contracts
	Gold	100%
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Index
	Long Futures Contracts
	Cotton	100%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100%
Cargill Coffee Front Index
	Long Futures Contracts
	Coffee	100%
Cargill Live Cattle Index
	Long Futures Contracts
	Live Cattle	100%
Cargill Sugar Index
	Long Futures Contracts
	Sugar	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Soybean Meal A Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100%
RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts
	Copper	100%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100%
Cargill Soybean Oil Index
	Long Futures Contracts
	Soybean Oil	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Cargill Wheat Index
	Long Futures Contracts
	Wheat	100%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$379,865,372	$—	$379,865,372
Commodity-Linked Securities	—	55,819,776	—	55,819,776
Money Market Funds	769,880,668	—	—	769,880,668
Options Purchased	7,984,323	—	—	7,984,323
Total Investments in Securities	777,864,991	435,685,148	—	1,213,550,139
Other Investments - Assets*
Futures Contracts	31,752,643	—	—	31,752,643
Swap Agreements	—	11,360,135	—	11,360,135
	31,752,643	11,360,135	—	43,112,778
Other Investments - Liabilities*
Futures Contracts	(725,851)	—	—	(725,851)
Swap Agreements	—	(1,700,908)	—	(1,700,908)
	(725,851)	(1,700,908)	—	(2,426,759)
Total Other Investments	31,026,792	9,659,227	—	40,686,019
Total Investments	$808,891,783	$445,344,375	$—	$1,254,236,158

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund